Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Class A – Public shares [Member]
Numerator:
Allocation of net income (loss)	$ 677,675			$ (383,557)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000			24,615,385
Basic and diluted net income (loss) per share of common stock	$ 0.02			$ (0.02)
Class A Private placement shares and Class B Common stock [Member]
Numerator:
Allocation of net income (loss)	$ 185,231	$ (938)	$ (1,297)	$ (125,815)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	8,200,000	7,500,000	7,500,000	8,074,359
Basic and diluted net income (loss) per share of common stock	$ 0.02			$ (0.02)